Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 35,041,672	$ 40,921,818
Restricted cash		603,088
Short-term investments	90,318,579	56,584,958
Accounts receivable, net	14,287,247	17,048,783
Tax refund receivable	906,197	1,177,761
Inventories	1,848,552	1,881,749
Due from related parties	1,756,401	2,375,450
Deferred tax assets	732,987	486,176
Deposits and other current assets	6,065,370	5,702,726
Total current assets	150,957,005	126,782,509
Property and equipment, net	11,760,831	11,195,432
Non-current assets held for sale		814,878
Intangible assets, net	8,114,889	9,525,908
Goodwill	29,571,982	40,483,355
Deferred tax assets	729,386	369,706
Other long-term assets	3,280,479	1,024,442
Total assets	204,414,572	190,196,230
Current liabilities:
Account payable, accrued liabilities and other payables	16,405,947	14,980,545
Due to related parties	456,765	16,198
Short-term loans	6,122,924	4,781,181
Taxes payable	1,879,355	4,088,188
Deferred revenue	421,723	387,149
Deferred tax liabilities	516,977	126,034
Total current liabilities	25,803,691	24,379,295
Deferred tax liabilities	2,182,299	2,761,348
Long-term loan		511,878
Other long-term liabilities	1,258,030	67,688
Total liabilities (Including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $ 7,949,681 and $ 7,859,498 as of 31 December 2011 and 2012, respectively. Note 1)	29,244,020	27,720,209
Shareholders’ equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,435,030 shares issued and 410,422,650 outstanding as of December 31, 2011 and 421,435,030 shares issued and 408,018,820 outstanding as of December 31, 2012)	42,144	42,144
Additional paid-in capital	137,902,242	137,745,875
Treasury stock	(1,905,608)	(1,425,204)
Statutory reserves	2,499,512	2,466,165
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities		4,453,157
Cumulative translation adjustments	11,407,104	10,973,973
Retained earnings / (Accumulated losses)	5,407,903	(14,425,929)
Total shareholders’ equity	155,353,297	139,830,181
Non-controlling interest	19,817,255	22,645,840
Total shareholders’ equity	175,170,552	162,476,021
Total liabilities and shareholders’ equity	$ 204,414,572	$ 190,196,230